Financial instruments (Details Narrative) $ in Millions		1 Months Ended	12 Months Ended
	Oct. 02, 2014	Oct. 31, 2021 Number	Dec. 31, 2021 BRL (R$) Number	Mar. 01, 2021 USD ($)	Feb. 23, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Mar. 31, 2020 Number	Jan. 02, 2020 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Average strike price | Number | Number			2.4
Description of project finance of fututre sale	the subsidiary Braskem Idesa designated its liabilities in the amount of R$2,878,936 related to Project Finance, denominated in US$, as hedge instruments to protect highly probable future sales flows. Due to the disbursements by the project's lenders in 2015, Braskem Idesa designated new amounts in April and September 2015, of US$290,545 (R$916,640) and US$23,608 (R$86,700), respectively, for hedge accounting.
Hedge accounting discontinued | R$			R$ 1,920,920,000
Decription of fair value at risk			the fair value adjustment that could result in one month as from December 31, 2021, with a probability of 5%, and under normal market conditions, was estimated by the Company at US$23,657 (R$132,018) for put options and call options (Note 20.5(a.i)) and US$26,082 (R$145,551) for the US$ swap (Note 20.5(a.ii)).
Braskem idesa member
Disclosure of detailed information about financial instruments [line items]
Description of project finance of fututre sale		the subsidiary Braskem Idesa designated US$1,350,000 (R$7,277,175) in future sales due to the issue of sustainability-linked bonds
Put options member
Disclosure of detailed information about financial instruments [line items]
Notional amount | R$			R$ 1,730,000,000			R$ 9,650,000,000
Average strike price | Number | Number			4.80
Call options member
Disclosure of detailed information about financial instruments [line items]
Notional amount | R$			R$ 1,210,000,000			R$ 6,750,000,000
Average strike price | Number | Number			6.88
Future exports member
Disclosure of detailed information about financial instruments [line items]
Designated | R$								R$ 600,000,000
Maturity terms | Number		400					362
Future exports member | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Designated | $				$ 400
Future exports one member
Disclosure of detailed information about financial instruments [line items]
Maturity terms | Number		2.3					1.9
Future exports two member
Disclosure of detailed information about financial instruments [line items]
Designated | R$					R$ 2,200,000,000